Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone US Quality Bond Fund (the “Fund”)Supplement dated January 28, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information each dated January 28, 2025Notice relating to the Fund Name and 80% Investment PolicyFrom January 28, 2025 through February 28, 2025, all references to Touchstone US Quality Bond Fund, in the Fund’s summary prospectus, prospectus, and Statement of Additional Information (“SAI”) are replaced with Touchstone Impact Bond Fund. Additionally, from January 28, 2025 through February 28, 2025, the first paragraph in the section, “The Fund’s Principal Investment Strategies” of the Fund’s summary prospectus and prospectus is replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities that meet certain positive impact criteria. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Fixed-income securities primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, asset-backed securities and taxable and tax-exempt municipal securities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. corporations. Investment-grade fixed-income securities include securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated by S&P or Moody’s, determined by the sub-adviser, EARNEST Partners LLC (“EARNEST”), to be of comparable quality. The Fund’s investment policies are based on credit ratings at the time of purchase.On March 1, 2025, this Supplement will no longer be in effect and the Fund’s name will be the Touchstone US Quality Bond Fund as reflected in the Fund’s summary prospectus, prospectus, and SAI each dated January 28, 2025. Additionally, the first paragraph in the section, “The Fund’s Principal Investment Strategies” will be as shown in the Fund’s summary prospectus and prospectus each dated January 28, 2025.
Touchstone Impact Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone US Quality Bond Fund (the “Fund”)Supplement dated January 28, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information each dated January 28, 2025Notice relating to the Fund Name and 80% Investment PolicyFrom January 28, 2025 through February 28, 2025, all references to Touchstone US Quality Bond Fund, in the Fund’s summary prospectus, prospectus, and Statement of Additional Information (“SAI”) are replaced with Touchstone Impact Bond Fund. Additionally, from January 28, 2025 through February 28, 2025, the first paragraph in the section, “The Fund’s Principal Investment Strategies” of the Fund’s summary prospectus and prospectus is replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities that meet certain positive impact criteria. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Fixed-income securities primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, asset-backed securities and taxable and tax-exempt municipal securities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. corporations. Investment-grade fixed-income securities include securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated by S&P or Moody’s, determined by the sub-adviser, EARNEST Partners LLC (“EARNEST”), to be of comparable quality. The Fund’s investment policies are based on credit ratings at the time of purchase.On March 1, 2025, this Supplement will no longer be in effect and the Fund’s name will be the Touchstone US Quality Bond Fund as reflected in the Fund’s summary prospectus, prospectus, and SAI each dated January 28, 2025. Additionally, the first paragraph in the section, “The Fund’s Principal Investment Strategies” will be as shown in the Fund’s summary prospectus and prospectus each dated January 28, 2025.